General (Details) $ / shares in Units, $ in Thousands	1 Months Ended
Feb. 28, 2017 USD ($) $ / shares
General (Textual)
Self-tender offer percentage | $ / shares	$ 53.3
Tender offer per share	1.50%
Tender offer aggregate amount | $	$ 2,150